Commitments and Contingencies (Narrative) (Details) CAD in Thousands, $ in Thousands	1 Months Ended	12 Months Ended			24 Months Ended
	Nov. 30, 2014 CAD	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Funding percentage of eligible costs incurred on project		49.00%	49.00%
Revenue from contracts with customers	CAD 2,950
Rental expenses | $			$ 1,120	$ 883
Indemnification claims | $					$ 0
Independent Electricity System Operators ("IESO") [member]
Disclosure of transactions between related parties [line items]
Energy storage period		3 years	3 years
Investment useful life		20 years	20 years
Province of Ontario/Ministry of Research and Innovation ("MRI") [member]
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		3.23%
Loan maturity date		Jun. 30, 2020	Jun. 30, 2020
Funding for project on behalf of entity		CAD 4,000
Funding percentage of eligible costs incurred on project		50.00%	50.00%
Total costs		CAD 8,000
Enbridge [member]
Disclosure of transactions between related parties [line items]
Funding percentage of eligible costs incurred on project		51.00%	51.00%